Quarterly Financial Information (Details) (USD $)	2 Months Ended	3 Months Ended											12 Months Ended
	Jun. 30, 2012	Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Quarterly Financial Information [Line Items]
Net sales	$ 1,101,800,000	$ 1,066,100,000		$ 1,111,500,000		$ 1,095,900,000		$ 1,192,500,000		$ 1,143,200,000	$ 1,124,100,000	$ 1,198,100,000	$ 4,466,000,000	$ 4,567,200,000	$ 4,645,700,000
Gross profit	517,200,000	501,600,000		510,400,000		530,700,000		561,600,000		527,400,000	528,800,000	564,500,000	2,104,300,000	2,137,900,000	2,145,700,000
Net earnings	77,900,000	105,100,000		87,200,000		84,900,000		129,800,000		117,000,000	70,200,000	143,800,000	407,000,000	408,900,000	261,200,000
Basic earnings per share	$ 1.19	$ 1.69		$ 1.40		$ 1.37		$ 2.10		$ 1.86	$ 1.08	$ 2.17	$ 6.55	$ 6.30	$ 3.75
Diluted earnings per share	$ 1.17	$ 1.66		$ 1.38		$ 1.35		$ 2.07		$ 1.84	$ 1.06	$ 2.15	$ 6.47	$ 6.22	$ 3.72
Restructuring Charges, Plan Two	0	(23,300,000)	[1]	(19,100,000)	[1]	(24,800,000)	[1]	(30,700,000)	[1]	(4,600,000)	0	0	(139,300,000)	(7,300,000)	0
Net pension/post-retirement gains		44,000,000		0		0		23,500,000					107,600,000	0	0
Prior restructuring	(1,200,000)									(300,000)	(400,000)	7,600,000	0	6,800,000	(79,000,000)
ASR integration/transaction costs	(1,500,000)	(500,000)		(100,000)		(400,000)		(600,000)		(1,300,000)	(1,500,000)	(900,000)	(2,500,000)	(8,400,000)	(13,500,000)
Other realignment/integration costs	(200,000)	(800,000)		100,000		(200,000)		(100,000)		(100,000)	(200,000)	0
Venezuela devaluation/other impacts		(200,000)		(200,000)		(6,300,000)		400,000
Litigation provision	0									8,500,000	(8,500,000)	0
Early termination of interest rate swap	0									0	(1,100,000)	0
Adjustments to Valuation Allowance and Prior Years Tax Accruals	0	(1,900,000)		7,200,000		3,000,000		0		2,800,000	4,200,000	0
Inventory write down													(3,800,000)
Informational Technology Enablement [Member]
Quarterly Financial Information [Line Items]
Prior restructuring													$ (3,400,000)

[1]	Includes net of tax costs of $3.4 for the twelve months ended September 30, 2013, associated with certain information technology and related activities, which are included in SG&A on the Consolidated Statement of Earnings and Comprehensive Income. Additionally, this includes net of tax costs of $3.8, for the twelve months ended September 30, 2013, associated with obsolescence charges related to the exit of certain non-core product lines as a result of our restructuring, which are included in cost of products sold on the Consolidated Statement of Earnings and Comprehensive Income.